Loss Before Income Tax - Schedule of Depreciation and Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 241,765	$ 209,976	$ 75,884
Property, Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	235,410	200,918	65,874
Computer Software
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 6,355	$ 9,058	$ 10,010